Document and Entity Information	Jun. 30, 2021
Cover [Abstract]
Entity Address, State or Province	WA
Amendment Flag	false
Entity Central Index Key	0000766421
Document Type	8-K
Document Period End Date	Jun. 30, 2021
Entity Registrant Name	ALASKA AIR GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-8957
Entity Tax Identification Number	91-1292054
Entity Address, Address Line One	19300 International Boulevard
Entity Address, City or Town	Seattle
Entity Address, Postal Zip Code	98188
City Area Code	(206)
Local Phone Number	392-5040
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	ALK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false